Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents	For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of the following:

	December 31, 2025	December 31, 2024
	$	$
Cash	394.1	215.7
Unrestricted investments	4.0	12.8
Cash and cash equivalents	398.1	228.5